Income Taxes (Details Narrative) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets	$ 2,948,616	$ 1,377,352
Deferred tax assets, valuation allowance	3,787,252	2,424,196
Federal [Member]
Operating loss carryforwards	14,811,423	9,675,770
State [Member]
Operating loss carryforwards	$ 12,911,504	$ 7,532,274